Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenue Disaggregated by Geographical Region

(CAD$ in millions)	2024
	Copper	Zinc	Total
Copper	$5,035	$—	$5,035
Zinc	183	2,743	2,926
Silver	89	503	592
Lead	1	421	422
Molybdenum	186	—	186
Other	48	403	451
Intra-segment	—	(547)	(547)
	$5,542	$3,523	$9,065
7. Revenue (continued)

(CAD$ in millions)	2023
	Copper	Zinc	Total
Copper	$3,016	$—	$3,016
Zinc	257	2,443	2,700
Silver	44	414	458
Lead	2	386	388
Molybdenum	85	—	85
Other	21	351	372
Intra-segment	—	(543)	(543)
	$3,425	$3,051	$6,476

b) Total Revenue by Region

The following table shows our revenue disaggregated by geographical region. Revenue is attributed to regions based on the destination port or delivery location as designated by the customer.

(CAD$ in millions)	2024	2023
Asia
China	$2,669	$1,873
Japan	1,095	766
South Korea	870	407
India	452	216
Other	250	119
Americas
United States	1,285	1,312
Canada	642	614
Chile	615	266
Other	8	9
Europe
Germany	410	279
Spain	326	250
Bulgaria	170	80
Finland	118	82
Belgium	92	140
Other	63	63
	$9,065	$6,476